Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, net
Property and equipment consist of the following:

	December 31,
	2020	2021
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	186,874	204,082
Leasehold improvements	34,244	34,653
Others	11,002	19,211

Total	232,120	257,946

Less: accumulated depreciation	(137,565)	(178,335)

Property and equipment, net	94,555	79,611